Subsequent Event (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 06, 2024 USD ($) $ / shares
Subsequent Event [Line Items]
Cash dividend | $	$ 4.8
Cash dividend per share | $ / shares	$ 0.24